Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2018		$ 1,334	$ 77,966	$ (23,734)		$ 55,566
Balance, shares at Dec. 31, 2018		13,340,200
Change in foreign currency translation
Private placement of common shares		$ 17	153			170
Private placement of common shares, shares		170,000
Common shares returned by founders		$ (50)	50
Common shares returned by founders, shares		(500,000)
Net income (loss)				(150,984)		(150,984)
Balance at Dec. 31, 2019		$ 1,301	78,169	(174,718)		(95,248)
Balance, shares at Dec. 31, 2019		13,010,200
Issuance of super voting preferred stock			26,020,400			26,020,400
Issuance of super voting preferred stock, shares	1,000
Common stock issued for services		$ 122	168,529			168,651
Common stock issued for services,shares		122,318
Change in foreign currency translation					9,892	9,892
Net income (loss)				(26,155,061)		(26,155,061)
Balance at Dec. 31, 2020		$ 1,423	$ 26,267,098	$ (26,329,779)	$ 9,892	$ (51,366)
Balance, shares at Dec. 31, 2020	1,000	13,132,518